Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 1,210,620	¥ 976,366	¥ 852,067
Amount capitalized	(287,098)	(207,519)	(120,811)
Amortization and disposal losses of capitalized development costs	175,960	154,780	149,659
Total	¥ 1,099,482	¥ 923,627	¥ 880,915